Accounts Receivable	12 Months Ended
Oct. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 4 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	October 31, 2023	October 31, 2022
Accounts receivable	$983,784	$3,955,311

Approximately $1.0 million or 100% of the accounts receivable balance as of October 31, 2023 has been subsequently collected as of July 31, 2024.